As filed with the Securities and Exchange Commission on December 10, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1. Report to Stockholders.

Dear fellow shareholder:

Investors who enjoy the excitement of watching the market go up and down like a roller coaster got their money’s worth during the six-month period this report covers.  On April 2, 2007 (the first trading day of the period), the Dow closed at a relatively modest 12,382.  By June 1 it had soared to 13,668.  On August 16 it dropped back to 12,845 and ended the last trading day on September 28 at 13,895.

The net result was a positive gain for the Dow as well as the S&P 500 and the NASDAQ indexes, but not without considerable volatility.

A relatively boring ride…

In contrast, The Teberg Fund’s shareholders missed most of this excitement because our portfolio was positioned largely in cash for nearly half the period. Following the movement of our share price during these six months was about as exciting as the proverbial pastime of watching paint dry.

We closed on April 2 at 11.08 per share, reached 11.49 on June 1 and had only dropped to 11.22 on August 16.  These movements seem more like curves in the road than the big swings that the general markets experienced.  When the ride was over on September 28, we closed at 11.55 per share.

Events that shaped market performance…

There were many factors that drove the market during this period such as rising oil prices and continued global unrest, but much of the movement can be linked to the following two events:

•
On the downside, there was increased concern about the sub-prime mortgage market starting in late July and August that caused a credit crisis well beyond the housing industry.  Increasing foreclosures exposed weakness in a wide range of mortgage-backed securities and shook confidence in the overall economy.  This credit “house of cards” may just be starting to come down and could cause even more instability in upcoming quarters.

•
On the upside, a rally came directly on the heels of the Federal Reserve’s half point cut in interest rates to 4.75% on September 18 and is credited for the period’s strong finish.  The change in the rate was big news because the Fed held it steady at 5.25% the previous nine times it had met.  Whether or not this move will signal sustained good times is still in question, but in the short term it made a big impact.

Staying true to our strategy…

By design, The Teberg Fund gave up some return during this period by sitting on the sidelines in cash for awhile to avoid volatility.  While our return lagged those of the indexes, we were satisfied with the steady growth achieved during the period, especially as it related to risk. This conservative approach has been the backbone of our investment strategy from the beginning and hopefully served you well during this period.

Still seeing stars…

We’re pleased to report that we retained our four-star Overall Morningstar Rating™ through 9/30/07. This puts The Teberg Fund in the second highest Morningstar category, with five stars being the top and one star being the bottom.  The Fund was rated among 394 funds in Morningstar’s Conservative Allocation category (derived from a weighted average of the Fund’s three, five and ten year risk-adjusted return measures.)

Value your trust…

We clearly understand that when we make investment decisions, we are doing so with dollars you have entrusted to us, and we take this very seriously. Whether we’ve been making investments on your behalf for a short time or for many years, we appreciate your confidence and trust.
Sincerely,

Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests.  By investing in the Fund, you will indirectlybear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.  The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced and ratings may have been lower.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  You cannot invest directly in an index.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.  As of 9/30/07, The Teberg Fund was rated against the following numbers of U.S.-domiciled Conservative Allocation funds over the following time periods:  394 in overall period, 394 in the last three years and 228 funds in the last five years. With respect to these Conservative Allocation funds, The Teberg Fund received an overall Morningstar Rating of 4 stars, 4 stars for the three-year period and 4 stars for the five-year period.

© 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Distributed by Quasar Distributors, LLC (11/07)

The Teberg Fund
EXPENSE EXAMPLE
at September 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/07 – 9/30/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Teberg Fund
EXPENSE EXAMPLE
at September 30, 2007 (Unaudited), Continued

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses Paid During Period 4/1/07 – 9/30/07*

Actual	$1,000.00	$1,044.30	$11.19

Hypothetical	$1,000.00	$1,014.05	$11.03
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

The Teberg Fund
ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2007 (Unaudited)

The Teberg Fund
SCHEDULE OF INVESTMENTS
at September 30, 2007 (Unaudited)

Shares		Value

	EQUITY FUNDS - 10.48%
1,423	American EuroPacific Growth Fund - Class A	$77,791
10,252	American Washington Mutual Investors Fund - Class A	386,278
16,506	Brandywine Fund*	676,433
1,373	CGM Focus Fund	76,475
8,736	Eaton Vance Worldwide Health Sciences Fund - Class A*	107,284
4,461	Fidelity Select Energy Portfolio	285,794
2,808	Firsthand Technology Value Fund*	124,407
3,028	FPA Capital Fund	129,160
5,763	FPA Perennial Fund	211,160
4,807	Gamco Global Telecommunications Fund - Class AAA	129,032
2,338	Jennison Natural Resources Fund - Class A	140,621
2,963	Mairs & Power Growth Fund	250,013
4,374	Matthews Pacific Tiger Fund	132,573
14,946	MFS Mid Cap Growth Fund - Class A*	157,982
14,495	Nicholas Applegate Growth Equity Fund - Class A*	193,793
3,240	The Parnassus Fund*	132,459
11,664	Seligman Communications & Information Fund - Class A*	452,563
3,692	Thompson Plumb Growth Fund	183,094
3,122	Vanguard Energy Fund - Investor Class	253,708
	TOTAL EQUITY FUNDS (Cost $3,095,604)	4,100,620

	EXCHANGE TRADED FUNDS - 17.69%
30,191	DIAMONDS Trust, Series I	4,193,832
45,801	First Trust Amex Biotechnology Index Fund*	1,170,673
5,246	iShares MSCI Emerging Markets Index Fund	784,015
2,070	PowerShares QQQ	106,419
3,195	Short QQQ ProShares	170,964
3,130	Short S&P500 ProShares	183,480
11,496	Technology Select Sector SPDR Fund	310,047
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,552,046)	6,919,430

The Teberg Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2007 (Unaudited)

Shares		Value

	FIXED INCOME FUNDS - 53.60%
6,162	American Century Target Maturities Trust Series 2010 Fund	$586,838
	- Investor Class
1,969	American Century Target Maturities Trust Series 2020 Fund	120,205
	- Investor Class
5,682	DWS High Income Fund - Class A	29,772
378,430	Fidelity Advisor High Income Advantage Fund - Class A	4,026,490
961,538	Franklin High Income Fund - Class A	2,009,615
2,181,818	Franklin Income Fund - Class A	5,978,182
1,455,230	John Hancock High Yield Fund - Class A	8,003,763
9,052	PIMCO Long-Term U.S. Government Fund - Class A	95,774
10,994	PIMCO Total Return Fund - Class A	115,332
	TOTAL FIXED INCOME FUNDS (Cost $20,934,655)	20,965,971

	MONEY MARKET FUNDS - 17.39%
6,800,357	Goldman Sachs Financial Square Funds - Prime Obligations Fund	6,800,357
	TOTAL MONEY MARKET FUNDS (Cost $6,800,357)	6,800,357
	Total Investments (Cost $37,382,662) - 99.16%	38,786,378
	Other Assets in Excess of Liabilities - 0.84%	328,457
	NET ASSETS - 100.00%	$39,114,835

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $37,382,662)	$38,786,378
Cash	7,012
Receivables
Dividends and interest receivable	100,593
Fund shares sold	298,897
Prepaid expenses and other assets	6,195
Total assets	39,199,075

LIABILITIES
Payables
Securities purchased	1,836
Due to advisor	47,367
Audit fees	8,519
Distribution fees	7,895
Administration fees	6,322
Transfer agent fees and expenses	4,168
Fund accounting fees	4,735
Chief Compliance Officer fee	996
Custodian fees	937
Accrued other expenses	1,465
Total liabilities	84,240
NET ASSETS	$39,114,835

Net asset value, offering and redemption price per share
[$39,114,835/3,387,600 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$11.55

COMPONENTS OF NET ASSETS
Paid-in capital	$34,613,576
Undistributed net investment income	727,181
Accumulated net realized gain on investments	2,370,362
Net unrealized appreciation on investments	1,403,716
NET ASSETS	$39,114,835

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2007 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$465,119
Interest	409,908
Total income	875,027

Expenses
Advisory fees (Note 3)	286,581
Distribution fees (Note 4)	47,764
Administration fees (Note 3)	38,231
Fund accounting fees (Note 3)	14,078
Transfer agent fees and expenses (Note 3)	13,412
Audit fees	8,521
Legal fees	6,748
Custody fees (Note 3)	4,453
Trustee fees	3,673
Chief Compliance Officer fee (Note 3)	3,002
Insurance fees	2,940
Other	2,871
Registration fees	2,841
Shareholder reporting	2,005
Total expenses	437,120
Less: expenses reimbursed by Advisor (Note 3)	(18,409)
Net expenses	418,711
Net investment income	456,316

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on security transactions	1,877,762
Capital gain distributions from regulated investment companies	3,055
Net change in unrealized depreciation on investments	(716,495)
Net realized and unrealized gain on investments	1,164,322
Net Increase in Net Assets Resulting from Operations	$1,620,638

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year
	September 30, 2007	Ended
	(Unaudited)	March 31, 2007

NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$456,316	$1,129,009
Net realized gain on security transactions	1,877,762	1,660,831
Capital gain distributions from regulated investment companies	3,055	466,724
Net change in unrealized depreciation on investments	(716,495)	(917,504)
Net increase in net assets resulting from operations	1,620,638	2,339,060

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,005,801)
From net realized gain on security transactions	—	(3,368,302)
	—	(4,374,103)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	424,183	4,505,578
Total increase in net assets	2,044,821	2,470,535

NET ASSETS
Beginning of period	37,070,014	34,599,579
End of period	$39,114,835	$37,070,014

Includes undistributed net investment income of:	$727,181	$270,865

(a)	A summary of share transactions is as follows:

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31, 2007

	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	111,440	$1,272,893	263,570	$3,030,581
Shares reinvested	—	—	400,559	4,374,103
Shares redeemed	(74,698)	(848,710)	(251,077)	(2,899,106)
Net increase	36,742	$424,183	413,052	$4,505,578

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Year Ended March 31,
	Six Months Ended September 30, 2007
	(Unaudited)		2007	2006	2005	2004	2003(1)
Net asset value, beginning of period	$11.06		$11.78	$10.83	$10.94	$9.73	$10.00

Income from investment operations:

Net investment income (2)	0.13		0.38	0.13	0.04	0.21	0.13

Net realized and unrealized gain/(loss) on investments	0.36		0.41	1.03	(0.08)	1.68	(0.32)

Total from investment operations	0.49		0.79	1.16	(0.04)	1.89	(0.19)

Less distributions:

From net investment income	—		(0.35)	(0.13)	(0.06)	(0.19)	(0.08)

From net realized gain on investments	—		(1.16)	(0.08)	(0.01)	(0.49)	—

Total distributions	—		(1.51)	(0.21)	(0.07)	(0.68)	(0.08)

Net asset value, end of period	$11.55		$11.06	$11.78	$10.83	$10.94	$9.73

Total return	4.43	%(4)	6.81%	10.79%	(0.32)%	19.48%	(1.90)%

Ratios/supplemental data:

Net assets, end of period (thousands)	$39,115		$37,070	$34,600	$32,541	$29,180	$17,943

Ratio of expenses to average net assets: (3)

Before expense reimbursement/recoupment	2.28	%(5)	2.29%	2.33%	2.31%	2.31%	2.93%

After expense reimbursement/recoupment	2.19	%(5)	2.21%	2.25%	2.23%	2.42%	2.50%

Ratio of net investment income to average net assets: (3)

Before expense reimbursement/recoupment	2.29	%(5)	3.15%	1.08%	0.38%	2.33%	1.52%

After expense reimbursement/recoupment	2.38	%(5)	3.23%	1.16%	0.46%	2.22%	1.95%

Portfolio turnover rate	138.47	%(4)	150.86%	113.59%	150.50%	88.41%	84.10%

(1)	The Fund commenced operations on April 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund began operations on April 1, 2002.  The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassifcation of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.	New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2007 (Unaudited)

FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  Effective September 30, 2007, the Fund adopted FIN 48.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2007, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2007, the Fund incurred $286,581 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2007.  For the six months ended September 30, 2007, the Advisor waived $18,409 in 12b-1 fees received from underlying funds that were purchased through a broker.  The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2007 (Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended September 30, 2007, the Fund incurred $38,231 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended September 30, 2007, the Fund incurred $14,078, $9,066, and $4,453 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended September 30, 2007, the Fund was allocated $3,002 of the Chief Compliance Officer fee.

NOTE 4 – DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended September 30, 2007, the Fund paid the Distribution Coordinator $47,764.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $32,443,419 and $36,922,816, respectively.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2007 (Unaudited)

NOTE 6– LINE OF CREDIT

The Teberg Fund has a line of credit in the amount of $11,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended September 30, 2007, the Fund did not draw upon the line of credit.

NOTE 7– DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) are the same for financial statement and tax purposes.

The tax character of distributions paid during the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

	September 30,	March 31,
	2007	2007
Ordinary income	$—	$1,005,801
Long-term capital gains	—	3,368,302

As of March 31, 2007, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$35,470,707

Gross tax unrealized appreciation	$2,317,386
Gross tax unrealized depreciation	(206,039)
Net tax unrealized appreciation	$2,111,347

Undistributed ordinary income	$357,718
Undistributed long-term capital gain	411,556
Total distributable earnings	$769,274

Other accumulated gains/(losses)	$-
Total accumulated earnings/(losses)	$2,880,621

The Teberg Fund
NOTICE TO SHAREHOLDERS
at September 30, 2007 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

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Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President & Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   12/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   12/5/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   12/4/07

* Print the name and title of each signing officer under his or her signature.